Cash, Cash Equivalents, and Marketable Securities	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES	CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES

Cash and Cash Equivalents. Included in Cash and cash equivalents are highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of change in value due to interest rate, quoted price, or penalty on withdrawal. A debt security is classified as a cash equivalent if it meets these criteria and if it has a remaining time to maturity of three months or less from the date of acquisition. Amounts on deposit and available upon demand, or negotiated to provide for daily liquidity without penalty, are classified as Cash and cash equivalents. Time deposits, certificates of deposit, and money market accounts that meet the above criteria are reported at par value on our balance sheet.

Marketable Securities. Investments in securities with a maturity date greater than three months at the date of purchase and other securities for which there is more than an insignificant risk of change in value due to interest rate, quoted price, or penalty on withdrawal are classified as Marketable securities. These investments are reported at fair value. We generally measure fair value using prices obtained from pricing services. Pricing methods and inputs to valuation models used by the pricing services depend on the security type (i.e., asset class). Where possible, fair values are generated using market inputs including quoted prices (the closing price in an exchange market), bid prices (the price at which a buyer stands ready to purchase), and other market information. For fixed income securities that are not actively traded, the pricing services use alternative methods to determine fair value for the securities, including quotes for similar fixed income securities, matrix pricing, discounted cash flow using benchmark curves, or other factors. In certain cases, when market data are not available, we may use broker quotes to determine fair value.

An annual review is performed on the security prices received from our pricing services, which includes discussion and analysis of the inputs used by the pricing services to value our securities. We also compare the price of certain securities sold close to the quarter end to the price of the same security at the balance sheet date to ensure the reported fair value is reasonable.

Realized and unrealized gains and losses and interest income on our marketable securities are recorded in Other income, net. Realized gains and losses are measured using the specific identification method.

The following table categorizes the fair values of cash, cash equivalents, and marketable securities measured at fair value on a recurring basis on our balance sheet at December 31 (in millions):

	Fair Value Level	2018	2019
Cash and cash equivalents
U.S. government	1	$139	$—
U.S. government and agencies	2	25	—
Non-U.S. government and agencies	2	114	350
Corporate debt	2	884	604
Total marketable securities classified as cash equivalents		1,162	954
Cash, time deposits and money market funds		8,445	8,113
Total cash and cash equivalents		$9,607	$9,067

Marketable securities
U.S. government	1	$289	$195
U.S. government and agencies	2	65	210
Non-U.S. government and agencies	2	610	2,408
Corporate debt	2	198	193
Other marketable securities	2	146	290
Total marketable securities		$1,308	$3,296

NOTE 3. CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES (Continued)

Cash, Cash Equivalents, and Restricted Cash

Cash, cash equivalents, and restricted cash as reported in the statement of cash flows are presented separately on our balance sheet as follows (in millions):

	December 31, 2018	December 31, 2019
Cash and cash equivalents	$9,607	$9,067
Restricted cash included in other assets (a)	140	139
Cash, cash equivalents and restricted cash in assets held-for-sale	—	62
Total cash, cash equivalents, and restricted cash	$9,747	$9,268
__________
(a)
Restricted cash primarily includes cash held to meet certain local governmental and regulatory reserve requirements and cash held under the terms of certain contractual agreements. Restricted cash does not include required minimum balances or cash securing debt issued through securitization transactions.